Statement of compliance	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Statement of compliance
2. Statement of compliance
The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standard (IFRS) IAS 34
Interim Financial Reporting
as issued by the International Accounting Standard Board (IASB) and as adopted by the European Union. They do not include all of the information required for full annual financial statements and should be read in conjunction with the consolidated financial statements of the company as at and for the year ended 31 December 2019. AB InBev did not early apply any new IFRS requirements that were not yet effective in 2020 and did not apply any European carve-outs from IFRS.